S000075960 [Member] Investment Strategy - Carillon Chartwell Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in common stocks of mid-capitalization U.S. companies. The fund’s subadviser considers mid-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization within the range of the Russell Midcap Value Index during the most recent 12‑month period (which was approximately $185.2 million and $130.4 billion as of December 31, 2025). The Russell Midcap Value Index is reconstituted annually. Because the fund’s subadviser defines mid-capitalization companies by reference to an index, the range of market capitalization of companies in which the fund invests may vary with market conditions. The fund may continue to hold securities of companies whose market capitalization was within the range of the Russell Midcap Value Index at the time of purchase but whose current market capitalization may be outside of that range.
The fund typically invests in common stocks, including U.S. dollar denominated securities of issuers based outside the U.S. (“foreign issuers”) and real estate investment trusts (“REITs”). REITs are companies that own, and typically operate, income-producing real estate or real estate-related assets. The fund may invest up to 20% of its assets in foreign issuers. The subadviser also may purchase exchange-traded funds (“ETFs”) designed to track U.S. mid-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests. ETFs are investment companies that invest in portfolios of securities, often designed to track particular market segments or indices, the shares of which are bought and sold on a securities exchange.
The fund generally invests in companies that its subadviser believes to be undervalued. The subadviser’s investment approach relies heavily on valuation history to identify opportunities and prioritizes companies with durable businesses, strong balance sheets, and improving fundamental prospects. Under normal market conditions, the subadviser generally expects that an investment in any single issuer will comprise 5% or less of the total value of the assets in the portfolio. The subadviser also expects that the fund’s exposure to any one sector will range from 50% to 150% of the weight of that sector in the Russell Mid Cap Value Index. However, for smaller sectors, the fund’s exposure generally will be no more than 5 percentage points above or below the weight of that sector in the Russell Mid Cap Value Index.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.